OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2019
OTHER INTANGIBLE ASSETS, NET
OTHER INTANGIBLE ASSETS, NET

NOTE 4:       OTHER INTANGIBLE ASSETS, NET

	June 30,	December 31,
	2019	2018
	$	$

Customer relationship & Other	2,221	2,617
IP & Technology	3,892	4,265
Capitalized software development costs	3,445	3,188

	9,558	10,070